UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

WESTERN ASSET
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

FORM N-Q
JUNE 30, 2009

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited)
June 30, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENTS† — 99.9%
Education — 37.2%
$5,000,000	Massachusetts Health & Education University Revenue, Harvard University, TECP, 0.400% due 11/23/09	$5,000,000
11,500,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia, 0.350% due 7/8/09	11,500,000
	Massachusetts State DFA Revenue:
	Boston University:
5,900,000	LOC-Allied Irish Bank PLC, 0.180%, 7/1/09 (a)	5,900,000
100,000	LOC-Bank of America N.A., 0.270%, 7/1/09 (a)	100,000
1,555,000	LOC-BNP Paribas, 0.150%, 7/2/09 (a)	1,555,000
3,000,000	Buckingham Browne & Nichols School, LOC-JPMorgan Chase, 0.300%, 7/2/09 (a)	3,000,000
1,875,000	Eaglebrook School, LOC-Bank of America N.A., 0.280%, 7/1/09 (a)	1,875,000
6,610,000	Phillips Academy, SPA-Bank of New York, 0.240%, 7/2/09 (a)	6,610,000
5,338,000	Smith College, 0.100%, 7/2/09 (a)	5,338,000
3,500,000	St. Mark’s School, LOC-Bank of America, 0.300%, 7/2/09 (a)	3,500,000
5,920,000	Wentworth Institute of Technology, LOC-JPMorgan Chase, 0.300%, 7/2/09 (a)	5,920,000
	Massachusetts State HEFA Revenue:
2,800,000	Boston University, LOC-State Street Bank & Trust Co., 0.170%, 7/1/09 (a)	2,800,000
	Refunding:
2,105,000	Amherst College, 0.170%, 7/2/09 (a)	2,105,000
	Harvard University:
900,000	0.150%, 7/1/09 (a)	900,000
3,100,000	0.170%, 7/2/09 (a)	3,100,000
9,000,000	Wellesley College, 0.150%, 7/1/09 (a)	9,000,000
	Suffolk University:
775,000	LOC-JPMorgan Chase, 0.300%, 7/2/09 (a)	775,000
6,200,000	LOC-TD Bank N.A., 0.260%, 7/2/09 (a)	6,200,000
	Williams College:
1,065,000	0.100%, 7/2/09 (a)	1,065,000
9,000,000	0.530% due 4/7/10 (b)	9,000,000
	Total Education	85,243,000
General Obligation — 24.0%
5,185,000	Arlington, MA, GO, BAN, 3.000% due 8/27/09	5,195,834
1,100,000	Boston, MA, GO, 5.000% due 3/1/10	1,133,408
2,730,000	Cambridge, MA, GO, 3.000% due 2/1/10	2,770,751
	Commonwealth of Puerto Rico, GO:
500,000	FSA, SPA-Dexia Bank, 0.770%, 7/2/09 (a)	500,000
8,000,000	FSA, SPA-Dexia Credit Local, 1.900%, 7/2/09 (a)	8,000,000
1,400,000	Public Improvements, FSA, SPA-JPMorgan Chase, 1.250%, 7/2/09 (a)	1,400,000
9,000,000	Malden, MA, GO, BAN, 1.750% due 4/30/10	9,085,396
	Massachusetts State, GO:
1,735,000	Central Artery, SPA-Landesbank Baden-Wuerttemburg, 0.330%, 7/1/09 (a)	1,735,000
8,815,000	Refunding, SPA-Landesbank Hessen-Thuringen, 0.270%, 7/2/09 (a)	8,815,000
9,223,362	Northborough, MA, GO, BAN, 1.500% due 4/30/10	9,295,686
2,000,000	Princeton, MA, GO, BAN, 1.500% due 1/6/10	2,005,622
5,000,000	Whitman, MA, GO, BAN, 1.750% due 5/7/10	5,047,650
	Total General Obligation	54,984,347
Health Care — 11.2%
7,560,000	Massachusetts State DFA Revenue, Notre Dame Health Care Center, LOC- KBC Bank NV, 0.400%, 7/2/09 (a)	7,560,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)
June 30, 2009

Face Amount	Security	Value
Health Care — 11.2% (continued)
	Massachusetts State HEFA Revenue:
$600,000	Capital Asset Program, LOC-Bank of America, 0.300%, 7/2/09 (a)	$600,000
5,195,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 0.250%, 7/1/09 (a)	5,195,000
2,425,000	Great Brook Valley Health, LOC-TD Banknorth N.A., 0.300%, 7/1/09 (a)	2,425,000
300,000	Harvard Vanguard Medical Associates, LOC-Bank of America, 0.170%, 7/2/09 (a)	300,000
	Partners Healthcare Systems:
3,800,000	0.150%, 7/1/09 (a)	3,800,000
	SPA-JPMorgan Chase:
1,500,000	0.250%, 7/1/09 (a)	1,500,000
3,900,000	0.170%, 7/2/09 (a)	3,900,000
300,000	South Shore Property Inc., LOC-Wachovia Bank N.A., 0.250%, 7/2/09 (a)	300,000
	Total Health Care	25,580,000
Housing: Multi-Family — 2.0%
2,600,000	Massachusetts State DFA, MFH, Archstone Readstone, LOC-Bank of America N.A., 0.360%, 7/2/09 (a)(c)	2,600,000
2,000,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local, 0.750%, 7/1/09 (a)	2,000,000
	Total Housing: Multi-Family	4,600,000
Housing: Single Family — 4.8%
5,355,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local, 1.600%, 7/1/09 (a)(c)	5,355,000
5,590,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds TSB Bank PLC, 0.320%, 7/2/09 (a)(c)	5,590,000
	Total Housing: Single Family	10,945,000
Industrial Revenue — 1.2%
	Massachusetts State DFA, Revenue:
1,830,000	Horner Millwork Corp., LOC-Bank of America, 0.550%, 7/1/09 (a)(c)	1,830,000
880,000	IDR, Salema Family Limited Partnership, LOC-Fleet National Bank, 0.400%, 7/1/09 (a)(c)	880,000
	Total Industrial Revenue	2,710,000
Miscellaneous — 8.7%
	Massachusetts State DFA Revenue:
1,715,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank, 0.280%, 7/1/09 (a)	1,715,000
4,865,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 0.300%, 7/2/09 (a)	4,865,000
9,850,000	Massachusetts State HEFA Revenue, Museum of Fine Arts, SPA-Bank of America N.A., 0.270%, 7/1/09 (a)	9,850,000
3,500,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America, 0.270%, 7/1/09 (a)	3,500,000
	Total Miscellaneous	19,930,000
Pollution Control — 0.4%
1,000,000	Massachusetts State Water Pollution Abatement Trust, 4.000% due 8/1/09	1,002,999
Solid Waste/Resource Recovery — 2.7%
6,300,000	Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group Project, LOC-Wachovia Bank N.A, 0.400%, 7/1/09 (a)(c)	6,300,000
Transportation — 3.0%
1,765,000	Massachusetts Bay Transportation Authority, General Transportation System, SPA-Landesbank Baden-Wurttemberg, 0.350%, 7/1/09 (a)	1,765,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)
June 30, 2009

Face Amount	Security	Value
Transportation — 3.0% (continued)
$5,000,000	Massachusetts Port Authority, TECP, LOC-Bank of New York, 0.570% due 8/11/09	$5,000,000
	Total Transportation	6,765,000
Water & Sewer — 4.7%
	Massachusetts State Water Resources Authority:
	Multi-Modal, Subordinated:
200,000	LOC-Helaba, 0.280%, 7/1/09 (a)	200,000
6,520,000	Refunding, LOC-Landesbank Hessen-Thuringen, 0.350%, 7/1/09 (a)	6,520,000
4,100,000	SPA-Dexia Credit Local, 0.470%, 7/1/09 (a)	4,100,000
	Total Water & Sewer	10,820,000
	TOTAL INVESTMENTS — 99.9% (Cost — $228,880,346#)	228,880,346
	Other Assets in Excess of Liabilities — 0.1%	324,826
	TOTAL NET ASSETS — 100.0%	$229,205,172

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN -	Bond Anticipation Notes

CIL -	Corporation for Independent Living

DFA -	Development Finance Agency

FSA -	Financial Security Assurance - Insured Bonds

GO -	General Obligation

HEFA -	Health & Educational Facilities Authority

HFA -	Housing Finance Authority

IDR -	Industrial Development Revenue

IFA -	Industrial Finance Agency

LOC -	Letter of Credit

MFH -	Multi-Family Housing

SPA -	Standby Bond Purchase Agreement - Insured Bonds

TECP -	Tax Exempt Commercial Paper

Ratings Table* (unaudited)

S&P/Moody’s**
A-1	60.4%
VMIG1	20.2
MIG1	7.1
SP-1	6.2
AAA/Aaa	5.6
AA/ Aa	0.5
100.0%

*As a percentage of total investments.

** S&P primary rating; Moody’s secondary.

See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Massachusetts Municipal Money Market Fund (the “Fund”) is a separate non-diversified series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	-	$228,880,346	-	$228,880,346

†See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The Fund may not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: August 25, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: August 25, 2009